Right of Use And Lease	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Right of Use And Lease

17.   RIGHT OF USE AND LEASE

   a)         Right of use

	Useful life in Years (i)	December 31, 2019	Acquisition of subsidiary	Additions	Write-offs	Transfers (a)	Exchange variation	June 30, 2020
Cost Value:
Vehicles	3	40,018	42,467	46,577	(219)	-	11,435	140,278
Machinery and equipment	3 to 10	15,578	14,034	610	-	-	8,958	39,180
Facilities	3 to 10	784,900	489,739	90,560	(4,380)	-	211,050	1,571,869
IT equipment	10	283	18,429	1,447	-	-	5,751	25,910
Retail stores	3 to 10	2,350,377	-	180,059	(8,309)	(3,582)	767,063	3,285,608
Tools and accessories	3	2,803	-	-	-	-	761	3,564
Total cost		3,193,959	564,669	319,253	(12,908)	(3,582)	1,005,018	5,066,409
		-	-	-	-		-	-
Depreciation value:
Vehicles		(8,109)	-	(25,316)	150	-	(2,236)	(35,511)
Machinery and equipment		(4,317)	-	(7,142)	-	-	(2,036)	(13,495)
Facilities		(97,190)	-	(144,715)	2,852	-	(27,349)	(266,402)
IT equipment		(214)	-	(10,320)	-	-	(1,100)	(11,634)
Retail stores		(463,332)	-	(300,558)	4,016	4,634	(172,458)	(927,698)
Tools and accessories		(936)		(462)	-	-	(298)	(1,696)
Total accrued depreciation		(574,098)	-	(488,513)	7,018	4,634	(205,477)	(1,256,436)
Net total		2,619,861	564,669	(169,260)	(5,890)	1,052	799,541	3,809,973

(a)     Those are initial costs (key money) related to store rentals. This amount is transferred from right of use to intangible assets when a new commercial agreement with the lessor is not yet signed.

	June 30, 2020	December 31, 2019
Values recognized in the income statement
Financial expense on lease	119,398	64,137
Amortization of right of use	488,513	271,591
Appropriation in the result of variable lease installments not included in the measurement of rental liabilities	15,013	14,023
Sublease revenue	(16,033)	(1,331)
Short-term rental expenses and low-value assets	38,274	78,774
Concessions granted by lessors related to Covid-19	(12,685)	-
Expenses related to leases	17,497	9,933
Total	649,977	437,127

Values recognized in the financing cash flow statement
Payment of leasing (principal)	426,154	273,681
Values recognized in the operating cash flow statement
Payment of leasing (interest)	88,443	75,259
Variable lease payments not included in the measurement of rental liabilities	4,448	8,100
Sort-term lease payments and low-value assets	30,699	978
Lease-related payments	20,174	15,985
Total	569,918	374,003

b)         Lease obligation

	June 30, 2020	December 31, 2019
Current	1,081,059	542,088
Non-current	3,026,116	1,975,477
Total	4,107,175	2,517,565

The following table shows the changes in the balance of lease obligations:

Balance at December 31, 2019	2,517,565
New agreements	324,878
Acquisition of subsidiary	777,200
Payment of leasing (principal)	(380,902)
Payment of leasing (interest)	(133,695)
Recognition of financial charges	119,398
Write-offs (i)	(3,863)
Translation effects (other comprehensive income)	886,594
Balance at June 30, 2020	4,107,175

(i)       Mainly related to termination contracts related to lease of stores.

Maturities of the balance of non-current lease liabilities are shown below:

	June 30, 2020	December 31, 2019
2021	441,760	374,746
2022	428,033	361,688
2023	422,877	358,274
2024 onwards	1,733,446	880,769
	3,026,116	1,975,477